Schedule of Intangible Assets Estimated Useful Lives (Details) - Alps Global Holding Berhad [Member]	12 Months Ended
Mar. 31, 2024
Trademark [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Patent [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	6 years 3 months
Technical Know How Of Stem Cells Cultivation [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years